Information About Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of changes in accumulated non-controlling interests
Profit or loss allocated to non-controlling interests and accumulated non-controlling interests of subsidiaries that are material to the Group for the years ended December 31, 2021, 2022 and 2023 are as follows:

(In millions of Korean won)	December 31, 2021
	Non- controlling Interests rate (%)	Accumulated non-controlling interests at the beginning of the year		Profit or loss allocated to non-controlling interests		Dividends paid to non- controlling interests		Others		Accumulated non-controlling interests at the end of the year
KT Skylife Co., Ltd.	49.7%	￦	388,900	￦	24,795	￦	(8,279)	￦	5,279	￦	410,695
BC Card Co., Ltd.	30.5%		411,826		34,496		(6,434)		59,040		498,928
KTIS Corporation	68.6%		120,071		17,715		(1,837)		(709)		135,240
KTCS Corporation	79.7%		129,502		21,394		(2,211)		(3,574)		145,111
Nasmedia, Co., Ltd.	56.0%		112,549		15,185		(3,808)		255		124,181

(In millions of Korean won)	December 31, 2022
	Non- controlling Interests rate (%)	Accumulated non-controlling interests at the beginning of the year		Profit or loss allocated to non-controlling interests		Dividends paid to non- controlling interests		Others		Accumulated non-controlling interests at the end of the year
KT Skylife Co., Ltd.	49.8%	￦	410,695	￦	7,127	￦	(8,284)	￦	13,651	￦	423,189
BC Card Co., Ltd.	30.5%		498,928		47,909		(7,641)		(14,539)		524,657
KTIS Corporation	66.7%		135,240		14,965		(2,226)		(6,577)		141,402
KTCS Corporation	78.3%		145,111		18,888		(2,721)		(7,397)		153,881
Nasmedia, Co., Ltd.	56.0%		124,181		15,610		(4,187)		(179)		135,425

(In millions of Korean won)	December 31, 2023
	Non- controlling Interests rate (%)	Accumulated non-controlling interests at the beginning of the year		Profit or loss allocated to non-controlling interests		Dividends paid to non- controlling interests		Others		Accumulated non-controlling interests at the end of the year
KT Skylife Co., Ltd.	49.4%	￦	423,189	￦	(47,355)	￦	(8,287)	￦	(6,192)	￦	361,355
BC Card Co., Ltd.	30.5%		524,657		25,355		(4,960)		3,023		548,075
KTIS Corporation	66.7%		141,402		5,947		(2,451)		(1,872)		143,026
KTCS Corporation	78.3%		153,881		14,228		(3,001)		(2,313)		162,795
Nasmedia Co., Ltd	55.9%		135,425		10,679		(4,028)		(467)		141,609

Summary of financial information on subsidiaries

	December 31, 2022
(in millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KTIS Corporation		KTCS Corporation		Nasmedia, Co., Ltd.
Current assets	￦	420,701	￦	3,152,622	￦	102,121	￦	296,209	￦	435,359
Non-current assets		938,465		2,513,453		294,087		123,517		81,586
Current liabilities		274,637		2,879,551		103,698		188,379		261,381
Non-current liabilities		229,042		1,229,649		95,506		40,240		14,349
Equity		855,487		1,556,875		197,004		191,107		241,215

	December 31, 2023
(in millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KTIS Corporation		KTCS Corporation		Nasmedia, Co., Ltd.
Current assets	￦	425,661	￦	3,739,847	￦	111,313	￦	304,508	￦	411,774
Non-current assets		795,182		2,613,031		336,296		130,391		101,537
Current liabilities		353,839		3,661,263		116,271		187,621		251,207
Non-current liabilities		125,531		1,061,169		127,248		47,228		11,129
Equity		741,473		1,630,446		204,090		200,050		250,975

Summary of consolidated statements of comprehensive income
Summarized consolidated statements of comprehensive income for the years ended December 31, 2021,2022 and 2023 are as follows:

	2021
(in millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KTIS Corporation		KTCS Corporation		Nasmedia, Co., Ltd.
Operating revenue	￦	772,950	￦	3,580,970	￦	487,801	￦	968,499	￦	125,876
Profit for the year		62,309		120,308		24,944		19,034		27,120
Other comprehensive income (loss)		12,686		2,270		3,725		(2,120)		871
Total comprehensive income		74,995		122,578		28,669		16,914		27,991

	2022
(in millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KTIS Corporation		KTCS Corporation		Nasmedia, Co., Ltd.
Operating revenue	￦	1,038,468	￦	3,897,090	￦	536,229	￦	1,031,010	￦	153,210
Profit for the year		20,941		148,341		15,917		17,634		27,691
Other comprehensive income (loss)		13,544		(5,286)		(2,415)		(134)		(695)
Total comprehensive income		34,485		143,055		13,502		17,500		26,996

	2023
(in millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KTIS Corporation		KTCS Corporation		Nasmedia, Co., Ltd.
Operating revenue	￦	1,034,342	￦	4,027,450	￦	593,162	￦	1,035,911	￦	147,934
Profit for the year		(109,407)		76,545		13,922		15,804		17,703
Other comprehensive income (loss)		(6,625)		13,832		(3,162)		(2,550)		(1,890)
Total comprehensive income		(116,032)		90,377		10,760		13,254		15,813

Summary of consolidated statements of cash flows
Summarized consolidated statements of cash flows for the years ended December 31, 2021,2022 and 2023 are as follows:

	2021
(in millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KTIS Corporation		KTCS Corporation		Nasmedia, Co., Ltd.
Cash flows from operating activities	￦	102,947	￦	(157,645)	￦	49,011	￦	6,945	￦	44,500
Cash flows from investing activities		(352,116)		(283,313)		(27,143)		(1,039)		(16,966)
Cash flows from financing activities		230,010		526,563		(23,126)		(16,622)		(9,843)
Net increase (decrease) in cash and cash equivalents		(19,159)		85,605		(1,258)		(10,716)		17,691
Cash and cash equivalents at beginning of year		99,834		240,584		31,779		75,440		53,720
Exchange differences		(3)		293		—		(840)		(15)
Cash and cash equivalents at end of the year		80,672		326,482		30,521		63,884		71,396

	2022
(in millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KTIS Corporation		KTCS Corporation		Nasmedia, Co., Ltd.
Cash flows from operating activities	￦	176,407	￦	(798,043)	￦	13,809	￦	19,423	￦	22,015
Cash flows from investing activities		(78,928)		(7,733)		9,813		13,245		3,845
Cash flows from financing activities		(79,455)		914,441		(29,199)		(35,578)		(11,136)
Net increase (decrease) in cash and cash equivalents		18,024		108,665		(5,577)		(2,910)		14,724
Cash and cash equivalents at beginning of year		80,672		326,482		30,521		63,884		71,396
Exchange differences		(1)		(100)		—		840		13
Cash and cash equivalents at end of the year		98,695		435,047		24,944		61,814		86,133

	2023
(in millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KTIS Corporation		KTCS Corporation		Nasmedia, Co., Ltd.
Cash flows from operating activities	￦	207,207	￦	82,883	￦	50,892	￦	55,146	￦	8,116
Cash flows from investing activities		(125,343)		(74,430)		(17,636)		(5,901)		(30,910)
Cash flows from financing activities		(50,811)		(67,609)		(32,872)		(26,948)		(11,077)
Net increase (decrease) in cash and cash equivalents		31,053		(59,156)		384		22,297		(33,871)
Cash and cash equivalents at beginning of year		98,695		435,047		24,944		61,814		86,133
Exchange differences		—		(95)		—		—		15
Cash and cash equivalents at end of the year		129,748		375,796		25,328		84,111		52,277

Summary of changes in ownership interest on the equity attributable to owners

(in millions of Korean won)	2021		2022		2023
Carrying amount of non-controlling interests acquired	￦	14,702	￦	19,272	￦	3,022
Consideration paid to non-controlling interests		1,095		69,652		213,819

Effect of changes in equity (net amount)	￦	15,797	￦	88,924	￦	216,841